John Hancock
High Yield Fund
Quarterly portfolio holdings 8/31/2020

Fund’s investments
As of 8-31-20 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 83.3%				$1,090,890,155
(Cost $1,057,911,865)
Communication services 21.2%				277,469,694
Diversified telecommunication services 2.5%
CenturyLink, Inc. (A)	5.125	12-15-26	4,530,000	4,697,723
GCI LLC (A)	6.625	06-15-24	3,085,000	3,254,675
GCI LLC	6.875	04-15-25	6,130,000	6,352,213
Intelsat Jackson Holdings SA (B)	5.500	08-01-23	2,185,000	1,453,025
Intelsat Jackson Holdings SA (A)(B)	8.500	10-15-24	4,115,000	2,798,200
Level 3 Financing, Inc. (A)	4.625	09-15-27	4,965,000	5,200,838
Radiate Holdco LLC (A)	6.625	02-15-25	2,372,000	2,401,650
Telecom Italia Capital SA	6.000	09-30-34	3,500,000	4,252,500
Zayo Group Holdings, Inc. (A)	4.000	03-01-27	2,900,000	2,867,375
Entertainment 3.4%
Cinemark USA, Inc.	5.125	12-15-22	3,450,000	3,234,375
Cinemark USA, Inc. (A)	8.750	05-01-25	4,250,000	4,558,125
Lions Gate Capital Holdings LLC (A)	6.375	02-01-24	7,600,000	7,771,000
Live Nation Entertainment, Inc. (A)	4.750	10-15-27	6,500,000	6,148,578
Netflix, Inc. (A)	4.875	06-15-30	5,305,000	6,147,169
Netflix, Inc. (A)	5.375	11-15-29	2,350,000	2,825,875
Netflix, Inc.	5.875	11-15-28	8,210,000	10,077,775
Netflix, Inc.	6.375	05-15-29	2,500,000	3,168,750
Interactive media and services 2.3%
ANGI Group LLC (A)	3.875	08-15-28	5,930,000	6,006,971
Match Group Holdings II LLC (A)	4.125	08-01-30	5,425,000	5,682,688
Match Group Holdings II LLC (A)	4.625	06-01-28	4,000,000	4,212,040
Match Group Holdings II LLC (A)	5.625	02-15-29	2,000,000	2,205,000
National CineMedia LLC (A)	5.875	04-15-28	5,400,000	4,374,000
TripAdvisor, Inc. (A)	7.000	07-15-25	1,635,000	1,724,925
Twitter, Inc. (A)	3.875	12-15-27	5,252,000	5,541,910
Media 8.4%
Altice Financing SA (A)	5.000	01-15-28	3,000,000	3,082,500
Altice Financing SA (A)	7.500	05-15-26	3,045,000	3,249,624
Altice France Holding SA (A)	6.000	02-15-28	2,890,000	2,890,000
Altice France Holding SA (A)	10.500	05-15-27	4,070,000	4,665,238
CCO Holdings LLC (A)	5.000	02-01-28	9,705,000	10,263,038
CCO Holdings LLC (A)	5.125	05-01-27	6,715,000	7,151,609
CCO Holdings LLC (A)	5.875	05-01-27	4,000,000	4,205,000
CSC Holdings LLC (A)	5.375	02-01-28	6,425,000	6,852,102
CSC Holdings LLC (A)	5.500	04-15-27	5,430,000	5,790,878
CSC Holdings LLC (A)	5.750	01-15-30	4,500,000	4,905,000
CSC Holdings LLC	5.875	09-15-22	2,415,000	2,559,900
DISH DBS Corp.	5.875	07-15-22	6,050,000	6,385,775
iHeartCommunications, Inc. (A)	4.750	01-15-28	2,575,000	2,465,820
iHeartCommunications, Inc.	8.375	05-01-27	6,787,000	6,820,935
LCPR Senior Secured Financing DAC (A)	6.750	10-15-27	4,400,000	4,719,000
MDC Partners, Inc. (A)	6.500	05-01-24	9,530,000	9,101,150
Meredith Corp. (A)	6.500	07-01-25	4,800,000	4,968,000
Meredith Corp.	6.875	02-01-26	4,000,000	3,474,750
Virgin Media Finance PLC (A)	5.000	07-15-30	3,905,000	4,020,979
WMG Acquisition Corp. (A)	3.000	02-15-31	2,995,000	2,980,025
WMG Acquisition Corp. (A)	3.875	07-15-30	3,000,000	3,142,500
WMG Acquisition Corp. (A)	5.500	04-15-26	6,735,000	7,004,400
2	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Communication services (continued)
Wireless telecommunication services 4.6%
SoftBank Group Corp.	5.125	09-19-27	4,000,000	$4,197,964
SoftBank Group Corp. (6.875% to 7-19-27, then 5 Year ICE Swap Rate + 4.854%) (C)	6.875	07-19-27	10,917,000	10,792,896
Sprint Communications, Inc.	6.000	11-15-22	4,980,000	5,403,300
Sprint Communications, Inc.	11.500	11-15-21	1,600,000	1,782,160
Sprint Corp.	7.125	06-15-24	4,675,000	5,433,332
Sprint Corp.	7.250	09-15-21	4,800,000	5,064,480
Sprint Corp.	7.875	09-15-23	2,250,000	2,617,031
T-Mobile USA, Inc.	4.750	02-01-28	4,225,000	4,552,438
T-Mobile USA, Inc.	6.500	01-15-26	11,020,000	11,536,545
United States Cellular Corp.	6.700	12-15-33	6,500,000	8,433,945
Consumer discretionary 10.8%				141,631,189
Auto components 0.6%
American Axle & Manufacturing, Inc.	6.875	07-01-28	3,135,000	3,264,977
Dealer Tire LLC (A)	8.000	02-01-28	1,900,000	1,892,875
The Goodyear Tire & Rubber Company	9.500	05-31-25	2,700,000	3,031,344
Automobiles 2.3%
Ford Motor Company	4.750	01-15-43	5,667,000	5,249,059
Ford Motor Credit Company LLC	3.350	11-01-22	855,000	853,743
Ford Motor Credit Company LLC	4.134	08-04-25	3,775,000	3,794,555
General Motors Company	6.750	04-01-46	7,500,000	9,096,371
General Motors Company	6.800	10-01-27	3,266,000	3,990,157
Tesla, Inc. (A)	5.300	08-15-25	7,150,000	7,427,992
Diversified consumer services 1.0%
Garda World Security Corp. (A)	4.625	02-15-27	3,095,000	3,180,113
Sotheby's (A)	7.375	10-15-27	7,080,000	7,221,600
Stena International SA (A)	6.125	02-01-25	3,400,000	3,230,000
Hotels, restaurants and leisure 4.8%
Carnival Corp. (A)	9.875	08-01-27	2,200,000	2,210,340
Carnival Corp. (A)	11.500	04-01-23	2,615,000	2,917,137
Colt Merger Sub, Inc. (A)	5.750	07-01-25	1,425,000	1,492,688
Connect Finco SARL (A)	6.750	10-01-26	7,940,000	8,198,050
Hilton Domestic Operating Company, Inc. (A)	5.750	05-01-28	1,495,000	1,580,963
International Game Technology PLC (A)	5.250	01-15-29	1,385,000	1,419,625
International Game Technology PLC (A)	6.500	02-15-25	6,160,000	6,699,000
Jacobs Entertainment, Inc. (A)	7.875	02-01-24	2,685,000	2,549,058
Marriott Ownership Resorts, Inc. (A)	6.125	09-15-25	1,780,000	1,891,250
MGM Resorts International	6.000	03-15-23	7,000,000	7,385,000
New Red Finance, Inc. (A)	4.375	01-15-28	2,395,000	2,460,863
Twin River Worldwide Holdings, Inc. (A)	6.750	06-01-27	5,635,000	5,578,650
Waterford Gaming LLC (A)(B)(D)	8.625	09-15-14	1,585,205	0
Wyndham Destinations, Inc. (A)	4.625	03-01-30	2,557,000	2,403,580
Wyndham Destinations, Inc.	6.350	10-01-25	8,825,000	9,266,250
Wyndham Destinations, Inc. (A)	6.625	07-31-26	1,060,000	1,120,950
Wyndham Hotels & Resorts, Inc. (A)	4.375	08-15-28	3,235,000	3,259,910
Yum! Brands, Inc. (A)	4.750	01-15-30	1,625,000	1,791,563
Household durables 0.3%
Taylor Morrison Communities, Inc. (A)	5.125	08-01-30	2,910,000	3,160,115
Internet and direct marketing retail 0.2%
Expedia Group, Inc. (A)	6.250	05-01-25	2,250,000	2,471,603
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	3

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Multiline retail 0.5%
Macy's, Inc. (A)	8.375	06-15-25	3,560,000	$3,736,647
Nordstrom, Inc. (A)	8.750	05-15-25	3,000,000	3,310,669
Specialty retail 0.4%
Abercrombie & Fitch Management Company (A)	8.750	07-15-25	1,360,000	1,394,000
Group 1 Automotive, Inc. (A)	4.000	08-15-28	3,825,000	3,816,279
Textiles, apparel and luxury goods 0.7%
G-III Apparel Group, Ltd. (A)	7.875	08-15-25	4,540,000	4,511,625
Hanesbrands, Inc. (A)	5.375	05-15-25	4,475,000	4,772,588
Consumer staples 3.4%				44,013,579
Food products 3.2%
Darling Ingredients, Inc. (A)	5.250	04-15-27	4,400,000	4,669,500
JBS Investments II GmbH (A)	5.750	01-15-28	2,430,000	2,569,749
Kraft Heinz Foods Company (A)	3.750	04-01-30	4,000,000	4,273,244
Kraft Heinz Foods Company (A)	3.875	05-15-27	2,878,000	3,077,377
Kraft Heinz Foods Company (A)	4.250	03-01-31	3,825,000	4,226,185
Kraft Heinz Foods Company	6.750	03-15-32	4,599,000	6,090,930
Lamb Weston Holdings, Inc. (A)	4.875	05-15-28	1,395,000	1,535,079
Post Holdings, Inc. (A)	5.625	01-15-28	3,400,000	3,634,770
Post Holdings, Inc. (A)	5.750	03-01-27	2,795,000	2,952,219
Simmons Foods, Inc. (A)	5.750	11-01-24	4,900,000	5,021,030
Simmons Foods, Inc. (A)	7.750	01-15-24	3,575,000	3,753,750
Household products 0.2%
Edgewell Personal Care Company (A)	5.500	06-01-28	2,070,000	2,209,746
Energy 10.3%				134,872,263
Energy equipment and services 1.1%
CSI Compressco LP (A)	7.500	04-01-25	2,500,000	2,225,000
CSI Compressco LP (A)	7.500	04-01-25	2,246,000	1,998,940
CSI Compressco LP (10.000% Cash or 7.250% Cash and 3.500% PIK) (A)	10.000	04-01-26	6,980,000	5,095,400
Tervita Corp. (A)	7.625	12-01-21	4,385,000	3,683,400
Transocean, Inc. (A)	8.000	02-01-27	2,725,000	834,531
Oil, gas and consumable fuels 9.2%
Aker BP ASA (A)	4.750	06-15-24	4,560,000	4,697,185
Apache Corp.	4.625	11-15-25	3,705,000	3,788,363
Apache Corp.	4.875	11-15-27	4,095,000	4,184,435
Ascent Resources Utica Holdings LLC (A)	10.000	04-01-22	1,700,000	1,589,500
Calumet Specialty Products Partners LP	7.750	04-15-23	2,650,000	2,464,500
Cheniere Energy Partners LP	4.500	10-01-29	6,570,000	6,829,975
DCP Midstream LP (7.375% to 12-15-22, then 3 month LIBOR + 5.148%) (C)	7.375	12-15-22	5,960,000	4,380,600
DCP Midstream Operating LP	5.375	07-15-25	7,300,000	7,842,390
Enbridge, Inc. (5.750% to 4-15-30, then 5 Year CMT + 5.314%)	5.750	07-15-80	2,770,000	2,915,254
Enbridge, Inc. (6.250% to 3-1-28, then 3 month LIBOR + 3.641%)	6.250	03-01-78	4,135,000	4,247,472
Endeavor Energy Resources LP (A)	5.750	01-30-28	3,500,000	3,578,750
Energy Transfer Operating LP	5.500	06-01-27	5,230,000	5,835,909
Energy Transfer Operating LP (7.125% to 5-15-30, then 5 Year CMT + 5.306%) (C)	7.125	05-15-30	5,345,000	4,665,651
Indigo Natural Resources LLC (A)	6.875	02-15-26	2,500,000	2,556,250
MEG Energy Corp. (A)	6.500	01-15-25	3,000,000	3,060,000
MEG Energy Corp. (A)	7.125	02-01-27	3,000,000	2,870,310
MPLX LP	5.250	01-15-25	5,385,000	5,612,311
4	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
MPLX LP (6.875% to 2-15-23, then 3 month LIBOR + 4.652%) (C)	6.875	02-15-23	4,400,000	$3,916,000
Occidental Petroleum Corp.	6.375	09-01-28	1,805,000	1,825,532
Occidental Petroleum Corp.	6.625	09-01-30	1,805,000	1,854,638
Parkland Corp. (A)	5.875	07-15-27	4,700,000	5,017,250
Parsley Energy LLC (A)	4.125	02-15-28	4,530,000	4,382,775
Parsley Energy LLC (A)	5.375	01-15-25	2,690,000	2,740,438
Parsley Energy LLC (A)	5.625	10-15-27	5,295,000	5,480,325
PBF Holding Company LLC (A)	6.000	02-15-28	4,265,000	3,596,461
PBF Holding Company LLC	7.250	06-15-25	5,105,000	4,847,146
Plains All American Pipeline LP (6.125% to 11-15-22, then 3 month LIBOR + 4.110%) (C)	6.125	11-15-22	4,250,000	2,975,000
Sabine Pass Liquefaction LLC (A)	4.500	05-15-30	2,265,000	2,592,984
Southwestern Energy Company	8.375	09-15-28	4,100,000	4,243,500
WPX Energy, Inc.	4.500	01-15-30	4,950,000	4,727,250
WPX Energy, Inc.	5.250	09-15-24	1,684,000	1,716,838
Financials 10.4%				135,952,808
Banks 5.5%
Bank of America Corp. (6.100% to 3-17-25, then 3 month LIBOR + 3.898%) (C)	6.100	03-17-25	9,700,000	10,883,885
BNP Paribas SA (7.000% to 8-16-28, then 5 Year U.S. Swap Rate + 3.980%) (A)(C)	7.000	08-16-28	7,470,000	8,555,018
Citizens Financial Group, Inc. (5.650% to 10-6-25, then 5 Year CMT + 5.313%) (C)	5.650	10-06-25	4,000,000	4,290,000
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (A)(C)	8.125	12-23-25	4,215,000	4,995,837
Freedom Mortgage Corp. (A)	8.125	11-15-24	4,540,000	4,642,150
Freedom Mortgage Corp. (A)	8.250	04-15-25	3,940,000	4,048,350
HSBC Holdings PLC (6.500% to 3-23-28, then 5 Year ICE Swap Rate + 3.606%) (C)	6.500	03-23-28	5,825,000	6,276,438
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (C)	6.500	04-16-25	9,505,000	10,113,320
Natwest Group PLC (6.000% to 12-29-25, then 5 Year CMT + 5.625%) (C)	6.000	12-29-25	5,700,000	6,004,779
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate + 6.238%) (A)(C)	7.375	09-13-21	8,165,000	8,457,715
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR + 3.990%) (C)	5.875	06-15-25	3,600,000	3,973,536
Capital markets 0.8%
Atotech Alpha 2 BV (8.750% Cash or 9.500% PIK) (A)	8.750	06-01-23	6,000,000	6,090,000
Credit Suisse Group AG (7.500% to 7-17-23, then 5 Year U.S. Swap Rate + 4.600%) (A)(C)	7.500	07-17-23	3,685,000	3,974,641
Stearns Holdings LLC (A)	5.000	11-05-24	109,094	66,547
Consumer finance 1.5%
Avation Capital SA (A)	6.500	05-15-21	2,040,000	1,412,700
Discover Financial Services (6.125% to 6-23-25, then 5 Year CMT + 5.783%) (C)	6.125	06-23-25	2,000,000	2,156,800
Enova International, Inc. (A)	8.500	09-01-24	1,635,000	1,536,900
Enova International, Inc. (A)	8.500	09-15-25	4,425,000	4,216,140
OneMain Finance Corp.	6.625	01-15-28	4,195,000	4,788,634
OneMain Finance Corp.	7.125	03-15-26	3,200,000	3,671,984
OneMain Finance Corp.	8.875	06-01-25	1,880,000	2,119,700
Diversified financial services 1.1%
Allied Universal Holdco LLC (A)	6.625	07-15-26	5,880,000	6,306,300
Gogo Intermediate Holdings LLC (A)	9.875	05-01-24	5,000,000	5,200,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Diversified financial services (continued)
Refinitiv US Holdings, Inc. (A)	8.250	11-15-26	2,125,000	$2,353,438
Mortgage real estate investment trusts 0.5%
Starwood Property Trust, Inc.	5.000	12-15-21	6,315,000	6,409,725
Thrifts and mortgage finance 1.0%
Ladder Capital Finance Holdings LLLP (A)	5.875	08-01-21	4,360,000	4,338,200
Nationstar Mortgage Holdings, Inc. (A)	5.500	08-15-28	2,700,000	2,839,725
Nationstar Mortgage Holdings, Inc. (A)	6.000	01-15-27	3,025,000	3,207,438
NMI Holdings, Inc. (A)	7.375	06-01-25	2,800,000	3,022,908
Health care 6.9%				90,294,490
Biotechnology 0.3%
Emergent BioSolutions, Inc. (A)	3.875	08-15-28	3,810,000	3,867,912
Health care providers and services 5.4%
Centene Corp.	3.375	02-15-30	2,090,000	2,173,600
Centene Corp.	4.625	12-15-29	2,415,000	2,646,454
Centene Corp. (A)	5.375	06-01-26	8,850,000	9,358,875
DaVita, Inc. (A)	3.750	02-15-31	2,645,000	2,610,668
DaVita, Inc. (A)	4.625	06-01-30	6,415,000	6,743,769
Encompass Health Corp.	4.500	02-01-28	1,565,000	1,604,704
Encompass Health Corp.	4.750	02-01-30	2,395,000	2,498,727
Encompass Health Corp.	5.750	11-01-24	2,354,000	2,365,746
HCA, Inc.	5.250	06-15-26	2,080,000	2,454,632
HCA, Inc.	5.375	02-01-25	9,840,000	11,081,316
MEDNAX, Inc. (A)	5.250	12-01-23	8,070,000	8,211,225
MEDNAX, Inc. (A)	6.250	01-15-27	5,535,000	5,867,100
Select Medical Corp. (A)	6.250	08-15-26	5,390,000	5,790,315
Team Health Holdings, Inc. (A)	6.375	02-01-25	3,730,000	2,536,400
US Renal Care, Inc. (A)	10.625	07-15-27	4,290,000	4,633,200
Pharmaceuticals 1.2%
Bausch Health Americas, Inc. (A)	9.250	04-01-26	4,905,000	5,438,321
Bausch Health Companies, Inc. (A)	5.500	03-01-23	1,322,000	1,320,348
Bausch Health Companies, Inc. (A)	5.500	11-01-25	4,990,000	5,150,678
Bausch Health Companies, Inc. (A)	7.000	01-15-28	3,700,000	3,940,500
Industrials 6.9%				89,969,801
Aerospace and defense 0.4%
TransDigm, Inc. (A)	6.250	03-15-26	5,550,000	5,856,416
Airlines 0.9%
American Airlines Group, Inc. (A)	5.000	06-01-22	5,050,000	3,257,250
Delta Air Lines, Inc. (A)	7.000	05-01-25	2,000,000	2,189,448
Delta Air Lines, Inc.	7.375	01-15-26	5,540,000	5,764,474
Virgin Australia Holdings, Ltd. (A)	8.125	11-15-24	4,625,000	462,500
Building products 0.8%
Builders FirstSource, Inc. (A)	5.000	03-01-30	1,500,000	1,601,250
Builders FirstSource, Inc. (A)	6.750	06-01-27	3,000,000	3,270,000
Standard Industries, Inc. (A)	6.000	10-15-25	5,460,000	5,630,898
Commercial services and supplies 1.4%
Cimpress PLC (A)	7.000	06-15-26	8,800,000	8,756,000
Harsco Corp. (A)	5.750	07-31-27	4,920,000	5,141,105
LSC Communications, Inc. (A)(B)	8.750	10-15-23	5,845,000	905,975
Vertical Holdco GmbH (A)	7.625	07-15-28	1,590,000	1,677,450
Williams Scotsman International, Inc. (A)	4.625	08-15-28	1,395,000	1,409,822
6	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Construction and engineering 0.7%
AECOM	5.125	03-15-27	4,250,000	$4,660,338
MasTec, Inc. (A)	4.500	08-15-28	2,385,000	2,432,700
Picasso Finance Sub, Inc. (A)	6.125	06-15-25	2,385,000	2,551,950
Electrical equipment 0.2%
WESCO Distribution, Inc. (A)	7.250	06-15-28	2,600,000	2,900,820
Machinery 0.3%
Vertical US Newco, Inc. (A)	5.250	07-15-27	3,260,000	3,394,475
Road and rail 1.2%
Uber Technologies, Inc. (A)	7.500	11-01-23	4,215,000	4,373,063
Uber Technologies, Inc. (A)	7.500	09-15-27	3,600,000	3,774,060
Uber Technologies, Inc. (A)	8.000	11-01-26	6,880,000	7,289,979
Trading companies and distributors 1.0%
Air Lease Corp.	2.875	01-15-26	5,550,000	5,514,403
Ashland LLC	6.875	05-15-43	2,710,000	3,373,950
Herc Holdings, Inc. (A)	5.500	07-15-27	3,610,000	3,781,475
Information technology 3.5%				45,225,147
Electronic equipment, instruments and components 0.4%
APX Group, Inc. (A)	6.750	02-15-27	5,000,000	5,250,000
IT services 1.0%
Gartner, Inc. (A)	4.500	07-01-28	4,975,000	5,198,875
Sabre GLBL, Inc. (A)	7.375	09-01-25	3,430,000	3,583,150
Sabre GLBL, Inc. (A)	9.250	04-15-25	4,000,000	4,450,000
Semiconductors and semiconductor equipment 0.3%
Microchip Technology, Inc. (A)	4.250	09-01-25	1,560,000	1,624,396
ON Semiconductor Corp. (A)	3.875	09-01-28	2,150,000	2,243,482
Software 0.5%
BY Crown Parent LLC (A)	4.250	01-31-26	1,660,000	1,695,109
Camelot Finance SA (A)	4.500	11-01-26	1,550,000	1,603,816
Logan Merger Sub, Inc. (A)	5.500	09-01-27	2,670,000	2,746,763
Technology hardware, storage and peripherals 1.3%
CDW LLC	3.250	02-15-29	1,755,000	1,792,522
Seagate HDD Cayman (A)	4.091	06-01-29	1,796,000	1,923,231
Seagate HDD Cayman	4.875	06-01-27	2,784,000	3,111,230
Western Digital Corp.	4.750	02-15-26	5,700,000	6,168,198
Xerox Holdings Corp. (A)	5.500	08-15-28	3,750,000	3,834,375
Materials 5.5%				72,562,261
Chemicals 0.2%
The Scotts Miracle-Gro Company	4.500	10-15-29	2,910,000	3,113,525
Containers and packaging 2.1%
ARD Finance SA (6.500% Cash or 7.250% PIK) (A)	6.500	06-30-27	2,195,000	2,249,875
Ardagh Packaging Finance PLC (A)	5.250	08-15-27	3,810,000	3,963,848
Graham Packaging Company, Inc. (A)	7.125	08-15-28	1,605,000	1,685,916
Owens-Brockway Glass Container, Inc. (A)	6.625	05-13-27	3,250,000	3,575,000
Reynolds Group Issuer, Inc. (A)	7.000	07-15-24	4,348,000	4,459,396
Sealed Air Corp. (A)	4.000	12-01-27	3,150,000	3,362,625
Sealed Air Corp. (A)	5.250	04-01-23	2,000,000	2,140,400
Sealed Air Corp. (A)	6.875	07-15-33	2,000,000	2,548,480
Trivium Packaging Finance BV (A)	5.500	08-15-26	3,525,000	3,717,536
Metals and mining 2.6%
Arconic Corp. (A)	6.000	05-15-25	6,540,000	6,932,400
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	7

	Rate (%)	Maturity date		Par value^	Value
Materials (continued)
Metals and mining (continued)
Carpenter Technology Corp.	6.375	07-15-28		2,568,000	$2,681,495
First Quantum Minerals, Ltd. (A)	7.250	05-15-22		7,600,000	7,562,000
Freeport-McMoRan, Inc.	4.250	03-01-30		5,960,000	6,261,695
Freeport-McMoRan, Inc.	5.000	09-01-27		2,850,000	3,015,656
Freeport-McMoRan, Inc.	5.450	03-15-43		4,050,000	4,554,387
Novelis Corp. (A)	4.750	01-30-30		3,455,000	3,501,539
Paper and forest products 0.6%
Boise Cascade Company (A)	4.875	07-01-30		3,125,000	3,382,813
Norbord, Inc. (A)	6.250	04-15-23		3,610,000	3,853,675
Real estate 1.1%					14,984,411
Equity real estate investment trusts 1.1%
GLP Capital LP	5.375	04-15-26		5,275,000	5,853,905
SBA Communications Corp. (A)	3.875	02-15-27		2,875,000	2,984,106
VICI Properties LP (A)	4.625	12-01-29		5,910,000	6,146,400
Utilities 3.3%					43,914,512
Electric utilities 1.2%
NRG Energy, Inc.	6.625	01-15-27		6,640,000	7,106,128
PG&E Corp.	5.000	07-01-28		1,445,000	1,441,388
PG&E Corp.	5.250	07-01-30		1,445,000	1,441,301
Vistra Operations Company LLC (A)	5.625	02-15-27		5,630,000	5,953,725
Gas utilities 1.0%
AmeriGas Partners LP	5.500	05-20-25		2,900,000	3,182,750
AmeriGas Partners LP	5.625	05-20-24		4,150,000	4,530,846
AmeriGas Partners LP	5.750	05-20-27		5,150,000	5,800,960
Independent power and renewable electricity producers 0.2%
Clearway Energy Operating LLC (A)	4.750	03-15-28		2,750,000	2,880,625
Multi-utilities 0.9%
Cheniere Corpus Christi Holdings LLC	7.000	06-30-24		6,245,000	7,276,202

Sempra Energy (4.875% to 10-15-25, then 5 Year CMT + 4.550%) (C)	4.875	10-15-25		4,115,000	4,300,587
Convertible bonds 1.7%					$22,566,933
(Cost $21,234,086)
Communication services 0.9%					12,108,785
Entertainment 0.6%
Cinemark Holdings, Inc. (A)	4.500	08-15-25		4,520,000	5,799,833
WildBrain, Ltd. (A)	5.875	09-30-24	CAD	3,655,000	1,821,405
Media 0.3%
DISH Network Corp.	3.375	08-15-26		4,550,000	4,487,547
Industrials 0.2%					3,168,360
Airlines 0.2%
Air Canada (A)	4.000	07-01-25		2,600,000	3,168,360
Information technology 0.6%					7,289,788
Software 0.4%
Avaya Holdings Corp.	2.250	06-15-23		4,780,000	4,400,353
Technology hardware, storage and peripherals 0.2%

Western Digital Corp.	1.500	02-01-24		3,000,000	2,889,435
8	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Rate (%)	Maturity date	Par value^	Value

Term loans (E) 3.6%				$47,209,530
(Cost $49,865,688)
Communication services 1.0%				12,920,434
Interactive media and services 0.7%
Ancestry.com Operations, Inc., 2019 Extended Term Loan B (1 month LIBOR + 4.250%)	4.410	08-27-26	2,152,831	2,148,526
Ancestry.com Operations, Inc., Non-Extended Term Loan B (1 month LIBOR + 3.750%)	4.750	10-19-23	7,270,910	7,257,313
Media 0.3%
LCPR Loan Financing LLC, Term Loan B (1 month LIBOR + 5.000%)	5.162	10-15-26	3,500,000	3,514,595
Consumer discretionary 0.5%				7,072,686
Auto components 0.4%
American Tire Distributors, Inc., 2015 Term Loan (1 and 3 month LIBOR + 7.500%)	8.500	09-02-24	6,029,368	5,164,154
American Tire Distributors, Inc., Exit FILO Term Loan (3 month LIBOR + 6.000%)	7.000	09-01-23	71,963	69,085
Hotels, restaurants and leisure 0.1%
Caesars Resort Collection LLC, 2020 Term Loan B1 (3 month LIBOR + 4.500%)	4.726	07-21-25	1,900,000	1,839,447
Fontainebleau Las Vegas LLC, Delayed Draw Term Loan (B)(D)	0.000	06-06-21	757,938	0
Fontainebleau Las Vegas LLC, Term Loan B (B)(D)	0.000	06-06-21	1,618,638	0
Financials 0.2%				2,528,988
Capital markets 0.2%
Jane Street Group LLC, 2020 Term Loan (1 month LIBOR + 3.000%)	3.156	01-31-25	2,567,500	2,528,988
Industrials 0.6%				8,110,663
Aerospace and defense 0.4%
WP CPP Holdings LLC, 2018 Term Loan (1 and 3 month LIBOR + 3.500%)	4.500	04-30-25	6,835,032	5,843,953
Road and rail 0.2%
Uber Technologies, Inc., 2018 Term Loan (1 month LIBOR + 4.000%)	5.000	04-04-25	2,294,148	2,266,710
Information technology 0.8%				10,340,618
IT services 0.2%
NeuStar, Inc., 2nd Lien Term Loan (3 month LIBOR + 8.000%)	9.072	08-08-25	3,794,103	3,023,445
Semiconductors and semiconductor equipment 0.3%
GlobalFoundries, Inc., USD Term Loan B (3 month LIBOR + 4.750%)	5.063	06-05-26	3,960,000	3,960,000
Software 0.3%
Avaya, Inc., 2018 Term Loan B (1 month LIBOR + 4.250%)	4.412	12-15-24	3,459,505	3,357,173
Real estate 0.3%				3,188,438
Equity real estate investment trusts 0.3%
iStar, Inc., 2016 Term Loan B (1 month LIBOR + 2.750%)	2.904	06-28-23	3,270,192	3,188,438
Utilities 0.2%				3,047,703
Electric utilities 0.2%

PG&E Corp., 2020 Term Loan (3 month LIBOR + 4.500%)	5.500	06-23-25	3,100,000	3,047,703
Collateralized mortgage obligations 0.7%				$8,818,994
(Cost $6,333,505)
Commercial and residential 0.7%				8,818,994
BAMLL Commercial Mortgage Securities Trust Series 2015-200P, Class F (A)(F)	3.716	04-14-33	2,000,000	2,019,740
BBCMS Mortgage Trust Series 2018-TALL, Class E (1 month LIBOR + 2.437%) (A)(G)	2.599	03-15-37	1,160,000	1,072,489
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	9

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BX Commercial Mortgage Trust Series 2018-BIOA, Class E (1 month LIBOR + 1.951%) (A)(G)	2.113	03-15-37	835,000	$805,724
GS Mortgage Securities Trust Series 2016-RENT, Class E (A)(F)	4.202	02-10-29	1,780,000	1,756,753
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (A)	0.350	05-19-47	58,467,804	898,902
Series 2007-4, Class ES IO	0.350	07-19-47	63,498,603	837,312
Series 2007-6, Class ES IO (A)	0.343	08-19-37	56,688,161	795,930

MSCG Trust Series 2016-SNR, Class D (A)	6.550	11-15-34	641,259	632,144
Asset backed securities 0.2%				$3,459,883
(Cost $3,361,858)
Asset backed securities 0.2%				3,459,883
Driven Brands Funding LLC Series 2015-1A, Class A2 (A)	5.216	07-20-45	3,328,988	3,459,883

	Shares	Value
Common stocks 0.5%		$5,849,802
(Cost $12,783,078)
Communication services 0.0%		0
Media 0.0%
Vertis Holdings, Inc. (D)(H)	560,094	0
Energy 0.0%		0
Energy equipment and services 0.0%
TPT Acquisition, Inc. (D)(H)	2,560	0
Information technology 0.1%		1,090,653
Software 0.1%
Avaya Holdings Corp. (H)	70,274	1,090,653
Utilities 0.4%		4,759,149
Multi-utilities 0.4%

Dominion Energy, Inc.	47,383	4,759,149
Preferred securities 3.7%		$48,927,780
(Cost $52,369,636)
Communication services 0.3%		3,944,052
Media 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.250% (A)(H)	3,600	3,944,052
Energy 0.3%		3,525,365
Energy equipment and services 0.0%
Nabors Industries, Ltd., 6.000%	33,000	228,690
Oil, gas and consumable fuels 0.3%
Energy Transfer Operating LP (7.600% to 5-15-24, then 3 month LIBOR + 5.161%)	154,411	3,296,675
Financials 0.6%		7,502,991
Banks 0.6%
GMAC Capital Trust I (3 month LIBOR + 5.785%), 6.065% (G)	305,870	7,502,991
Health care 0.6%		7,704,247
Health care equipment and supplies 0.6%
Becton, Dickinson and Company, 6.000%	69,867	3,732,994
Boston Scientific Corp., 5.500%	33,983	3,971,253
10	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

	Shares	Value
Industrials 0.1%		$1,936,109
Construction and engineering 0.1%
Glasstech, Inc., Series A (D)(H)(I)	143	85,800
Glasstech, Inc., Series B (D)(H)(I)	4,475	1,168,065
Machinery 0.0%
Stanley Black & Decker, Inc., 5.250%	6,800	682,244
Information technology 0.4%		5,566,655
Semiconductors and semiconductor equipment 0.4%
Broadcom, Inc., 8.000%	4,525	5,566,655
Real estate 0.2%		2,604,000
Equity real estate investment trusts 0.2%
DiamondRock Hospitality Company, 8.250%	105,000	2,604,000
Utilities 1.2%		16,144,361
Electric utilities 1.0%
American Electric Power Company, Inc., 6.125%	52,048	2,523,808
NextEra Energy, Inc., 5.279%	105,750	5,034,758
PG&E Corp., 5.500%	37,750	3,656,465
The Southern Company, 6.750%	34,132	1,535,940
Multi-utilities 0.2%
DTE Energy Company, 6.250%	73,450	3,393,390
Warrants 0.0%		$434,283
(Cost $0)
Avaya Holdings Corp. (Expiration Date: 12-15-22; Strike Price: $25.55) (H)	64,618	100,158

Stearns LLC (Expiration Date: 11-5-39) (D)(H)(J)	305,128	334,125

	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0%				$0
(Cost $290,749)
Seventy Seven Energy, Inc. (D)(H)	6.500	07-15-22	3,130,000	0

	Contracts/Notional amount	Value
Purchased options 0.2%		$2,625,700
(Cost $3,666,769)
Puts 0.2%		2,625,700
Exchange Traded Option on iShares iBoxx High Yield Corporate Bond ETF (Expiration Date: 1-15-21; Strike Price: $82.00; Notional Amount: 1,210,000) (H)	12,100	2,625,700

	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 3.9%				$50,834,000
(Cost $50,834,000)
U.S. Government Agency 1.2%				16,092,000
Federal Agricultural Mortgage Corp. Discount Note	0.010	09-01-20	3,098,000	3,098,000
Federal Home Loan Bank Discount Note	0.010	09-01-20	12,994,000	12,994,000

	Par value^	Value
Repurchase agreement 2.7%		34,742,000
Barclays Tri-Party Repurchase Agreement dated 8-31-20 at 0.070% to be repurchased at $27,149,053 on 9-1-20, collateralized by $27,727,000 U.S. Treasury Notes, 0.250% due 8-31-25 (valued at $27,692,036)	27,149,000	27,149,000
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	11

	Par value^	Value
Repurchase agreement (continued)
Repurchase Agreement with State Street Corp. dated 8-31-20 at 0.000% to be repurchased at $7,593,000 on 9-1-20, collateralized by $5,348,900 U.S. Treasury Bonds, 3.375% due 11-15-48 (valued at $7,744,950)	7,593,000	7,593,000

Total investments (Cost $1,258,651,234) 97.8%	$1,281,617,060
Other assets and liabilities, net 2.2%	28,635,515
Total net assets 100.0%	$1,310,252,575

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Currency Abbreviations
CAD	Canadian Dollar

Security Abbreviations and Legend
CMT	Constant Maturity Treasury
ICE	Intercontinental Exchange
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
LIBOR	London Interbank Offered Rate
PIK	Pay-in-Kind Security - Represents a payment-in-kind which may pay interest in additional par and/or cash. Rates shown are the current rate and most recent payment rate.
(A)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $702,116,211 or 53.6% of the fund's net assets as of 8-31-20.
(B)	Non-income producing - Issuer is in default.
(C)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(D)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(E)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(F)	Variable or floating rate security, the interest rate of which adjusts periodically based on a weighted average of interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of period end.
(G)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(H)	Non-income producing security.
(I)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund's investments.
(J)	Strike price and/or expiration date not available.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
The fund had the following country composition as a percentage of net assets on 8-31-20:
United States	85.4%
Canada	3.3%
Luxembourg	3.0%
France	1.7%
Ireland	1.3%
United Kingdom	1.2%
Japan	1.1%
Netherlands	1.1%
Other countries	1.9%
TOTAL	100.0%
12	JOHN HANCOCK HIGH YIELD FUND | QUARTERLY REPORT	SEE NOTES TO FUND'S INVESTMENTS

DERIVATIVES
FORWARD FOREIGN CURRENCY CONTRACTS
Contract to buy		Contract to sell		Counterparty (OTC)	Contractual settlement date	Unrealized appreciation	Unrealized depreciation
CAD	250,000	USD	184,033	JPM	9/16/2020	$7,642	—
USD	132,492	CAD	180,000	CITI	9/16/2020	—	$(5,515)
USD	2,011,340	CAD	2,707,396	JPM	9/16/2020	—	(64,424)
						$7,642	$(69,939)
WRITTEN OPTIONS
Options on securities
Counterparty (OTC)/ Exchange-traded	Name of issuer		Exercise price	Expiration date	Number of contracts	Notional amount	Premium	Value
Puts
Exchange-traded	iShares iBoxx High Yield Corporate Bond ETF	USD	76.00	Jan 2021	12,100	1,210,000	$1,542,245	$(1,234,200)
							$1,542,245	$(1,234,200)

Derivatives Currency Abbreviations
CAD	Canadian Dollar
USD	U.S. Dollar

Derivatives Abbreviations
CITI	Citibank, N.A.
JPM	JPMorgan Chase Bank, N.A.
OTC	Over-the-counter
SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK HIGH YIELD FUND	13

Notes to Fund's investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Exchange-traded options are valued at the mid-price of the last quoted bid and ask prices from the exchange where the option trades. Unlisted options are valued using evaluated prices obtained from an independent pricing vendor. Forward foreign currency contracts are valued at the prevailing forward rates which are based on foreign currency exchange spot rates and forward points supplied by an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund's investments as of August 31, 2020, by major security category or type:
	Total value at 8-31-20	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Corporate bonds	1,090,890,155	—	$1,090,890,155	—
Convertible bonds	22,566,933	—	22,566,933	—
Term loans	47,209,530	—	47,209,530	—
Collateralized mortgage obligations	8,818,994	—	8,818,994	—
Asset backed securities	3,459,883	—	3,459,883	—
Common stocks	5,849,802	$5,849,802	—	—
Preferred securities	48,927,780	43,729,863	3,944,052	$1,253,865
Warrants	434,283	100,158	—	334,125
Purchased options	2,625,700	2,625,700	—	—
Short-term investments	50,834,000	—	50,834,000	—
Total investments in securities	$1,281,617,060	$52,305,523	$1,227,723,547	$1,587,990
Derivatives:
Assets
Forward foreign currency contracts	$7,642	—	$7,642	—
Liabilities
Forward foreign currency contracts	(69,939)	—	(69,939)	—
Written options	(1,234,200)	$(1,234,200)	—	—
14	|

Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at August 31, 2020:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Glasstech, Inc., Series A	10-31-08	$449,145	143	—	—	143	0.0%*	$85,800
Glasstech, Inc., Series B	10-31-08	3,563,982	4,475	—	—	4,475	0.1%	1,168,065
								$1,253,865

*	Less than 0.05%.
For additional information on the fund's significant accounting policies and risks, please refer to the fund's most recent semiannual or annual shareholder report and prospectus.
|	15